United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 79.9%
Alternative Strategies Investment Companies — 9.8%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A† (cost $43,842,926)	4,292,580	$34,598,198
Domestic Equity Investment Companies — 40.6%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	1,117,580	17,724,815
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,067,389	18,038,875
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,680,358	35,724,410
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	833,218	18,255,811
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	781,098	17,762,161
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	1,568,047	35,500,594
Total Domestic Equity Investment Companies (cost $114,866,025)		143,006,666
Fixed Income Investment Companies — 9.7%
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	5,000,877	17,303,034
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,800,269	17,030,546
Total Fixed Income Investment Companies (cost $35,068,084)		34,333,580
Foreign Equity Investment Companies — 9.9%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,684,672	17,941,758
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	2,219,006	17,019,780
Total Foreign Equity Investment Companies (cost $37,401,977)		34,961,538
Global Strategies Investment Companies — 9.9%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A†	1,141,998	17,244,171
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	1,149,412	17,448,080
Total Global Strategies Investment Companies (cost $35,024,094)		34,692,251
Total Affiliated Investment Companies (cost $266,203,106)		281,592,233
EXCHANGE-TRADED FUNDS — 20.3%
iShares Russell 2000 Growth ETF	298,344	35,801,280
iShares Russell 2000 Value ETF	390,400	35,518,592
Total Exchange-Traded Funds (cost $71,624,900)		71,319,872
TOTAL INVESTMENTS (cost $337,828,006)(1)	100.2%	352,912,105
Liabilities in excess of other assets	(0.2)	(668,890)
NET ASSETS	100.0%	$352,243,215

†	Non-income producing security
#	See Note 3
@

The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)	See Note 4 for cost of investments on a tax basis.
ETF	— Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$34,598,198	$—	$—	$34,598,198
Domestic Equity Investment Companies	143,006,666	—	—	143,006,666
Fixed Income Investment Companies	34,333,580	—	—	34,333,580
Foreign Equity Investment Companies	34,961,538	—	—	34,961,538
Global Strategies Investment Companies	34,692,251	—	—	34,692,251
Exchange-Traded Funds	71,319,872	—	—	71,319,872
Total	$352,912,105	$—	$—	$352,912,105

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

FOCUSED BALANCED STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES#— 90.3%
Alternative Strategies Investment Companies — 1.5%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A† (cost $3,271,020)	324,093	$2,612,192
Domestic Equity Investment Companies — 50.9%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	899,839	14,271,446
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,074,227	18,154,444
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	760,994	16,178,728
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	585,478	12,827,824
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	552,187	12,556,730
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	710,171	16,078,263
Total Domestic Equity Investment Companies (cost $70,897,330)		90,067,435
Fixed Income Investment Companies — 26.3%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	802,961	8,575,628
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	5,034,546	17,419,528
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	2,175,172	20,577,131
Total Fixed Income Investment Companies (cost $48,643,178)		46,572,287
Foreign Equity Investment Companies — 8.1%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,017,311	10,834,364
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	446,765	3,426,686
Total Foreign Equity Investment Companies (cost $15,029,125)		14,261,050
Global Strategies Investment Companies — 3.5%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A† (cost $6,146,042)	403,665	6,095,335
Total Affiliated Investment Companies (cost $143,986,695)		159,608,299
EXCHANGE-TRADED FUNDS — 10.0%
iShares Russell 2000 Growth ETF	74,436	8,932,320
iShares Russell 2000 Value ETF	97,200	8,843,256
Total Exchange-Traded Funds (cost $17,851,537)		17,775,576
TOTAL INVESTMENTS (cost $161,838,232)(1)	100.3%	177,383,875
Liabilities in excess of other assets	(0.3)	(562,901)
NET ASSETS	100.0%	$176,820,974

†	Non-income producing security
#	See Note 3
@

The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)	See Note 4 for cost of investments on a tax basis.
ETF	— Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$2,612,192	$—	$—	$2,612,192
Domestic Equity Investment Companies	90,067,435	—	—	90,067,435
Fixed Income Investment Companies	46,572,287	—	—	46,572,287
Foreign Equity Investment Companies	14,261,050	—	—	14,261,050
Global Strategies Investment Companies	6,095,335	—	—	6,095,335
Exchange-Traded Funds	17,775,576	—	—	17,775,576
Total	$177,383,875	$—	$—	$177,383,875

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

FOCUSED LARGE-CAP GROWTH PORTFOLIO

Portfolio of Investments — July 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.1%
Aerospace/Defense — 2.3%
Boeing Co.	61,694	$6,484,039
Aerospace/Defense-Equipment — 2.1%
United Technologies Corp.	55,570	5,866,525
Apparel Manufacturers — 2.2%
Michael Kors Holdings, Ltd.†	92,080	6,200,667
Applications Software — 1.7%
Red Hat, Inc.†	90,513	4,685,858
Athletic Footwear — 2.3%
NIKE, Inc., Class B	103,450	6,509,074
Beverages-Non-alcoholic — 1.9%
Coca-Cola Co.	135,076	5,413,846
Cable/Satellite TV — 3.0%
Comcast Corp., Class A	184,756	8,328,801
Casino Hotels — 1.5%
Las Vegas Sands Corp.	76,307	4,240,380
Commercial Services — 1.7%
CoStar Group, Inc.†	30,815	4,824,088
Commercial Services-Finance — 1.6%
Alliance Data Systems Corp.†	23,090	4,566,740
Computer Services — 2.4%
International Business Machines Corp.	34,558	6,740,192
Computers-Memory Devices — 1.0%
EMC Corp.	104,386	2,729,694
Cosmetics & Toiletries — 3.0%
Estee Lauder Cos., Inc., Class A	65,562	4,304,146
Procter & Gamble Co.	51,724	4,153,437
		8,457,583
Diversified Banking Institutions — 1.5%
Goldman Sachs Group, Inc.	26,148	4,289,056
Diversified Manufacturing Operations — 1.7%
Pentair, Ltd.	79,469	4,853,967
E-Commerce/Products — 1.5%
Amazon.com, Inc.†	13,799	4,156,535
E-Commerce/Services — 1.8%
priceline.com, Inc.†	5,620	4,921,265
Electronic Components-Semiconductors — 2.7%
Altera Corp.	108,827	3,869,888
Freescale Semiconductor, Ltd.†	228,548	3,588,204
		7,458,092
Electronic Forms — 1.6%
Adobe Systems, Inc.†	93,611	4,425,928
Finance-Credit Card — 3.9%
American Express Co.	44,609	3,290,806
Visa, Inc., Class A	42,800	7,576,028
		10,866,834
Food-Retail — 1.5%
Whole Foods Market, Inc.	75,339	4,187,342
Instruments-Controls — 3.4%
Honeywell International, Inc.	114,632	9,512,163
Internet Content-Entertainment — 1.4%
Facebook, Inc., Class A†	103,942	3,828,184
Investment Management/Advisor Services — 2.8%
Affiliated Managers Group, Inc.†	26,564	4,790,817
Virtus Investment Partners, Inc.†	16,561	3,088,627
		7,879,444
Medical-Biomedical/Gene — 5.5%
Gilead Sciences, Inc.†	163,527	10,048,734
Illumina, Inc.†	66,726	5,326,070
		15,374,804
Medical-Drugs — 2.9%
Allergan, Inc.	51,709	4,711,724
Bristol-Myers Squibb Co.	75,146	3,249,313
		7,961,037
Medical-HMO — 2.1%
UnitedHealth Group, Inc.	78,600	5,726,010
Multimedia — 4.1%
Viacom, Inc., Class B	90,694	6,599,802
Walt Disney Co.	76,793	4,964,668
		11,564,470
Networking Products — 3.3%
Cisco Systems, Inc.	356,147	9,099,556
Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp.	54,445	4,819,471
Oil-Field Services — 2.5%
Halliburton Co.	152,437	6,888,628
Pharmacy Services — 2.0%
Express Scripts Holding Co.†	83,379	5,465,493
Real Estate Investment Trusts — 1.4%
American Tower Corp.	53,941	3,818,483
Rental Auto/Equipment — 1.9%
United Rentals, Inc.†	93,080	5,335,346
Retail-Building Products — 2.9%
Home Depot, Inc.	101,222	7,999,575
Retail-Discount — 1.0%
Wal-Mart Stores, Inc.	36,488	2,843,875
Retail-Major Department Stores — 1.1%
Nordstrom, Inc.	50,288	3,079,637
Retail-Restaurants — 5.3%
Starbucks Corp.	138,017	9,832,331
Yum! Brands, Inc.	68,315	4,981,530
		14,813,861
Telecom Equipment-Fiber Optics — 1.3%
Ciena Corp.†	164,219	3,622,671
Therapeutics — 1.4%
Onyx Pharmaceuticals, Inc.†	29,670	3,895,671
Transport-Services — 1.8%
FedEx Corp.	47,092	4,991,752
Web Portals/ISP — 4.4%
Google, Inc., Class A†	13,977	12,405,985
Total Long-Term Investment Securities (cost $243,985,924)		271,132,622

1

REPURCHASE AGREEMENT — 3.4%
State Street Bank and Trust Co. Joint Repurchase Agreement (1) (cost $9,410,000)	$9,410,000	9,410,000
TOTAL INVESTMENTS (cost $253,395,924) (2)	100.5%	280,542,622
Liabilities in excess of other assets	(0.5)	(1,509,778)
NET ASSETS	100.0%	$279,032,844

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$15,374,804	$—	$—	$15,374,804
Retail-Restaurants	14,813,861	—	—	14,813,861
Other Industries*	240,943,957	—	—	240,943,957
Repurchase Agreement	—	9,410,000	—	9,410,000
Total	$271,132,622	$9,410,000	$—	$280,542,622

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

2

FOCUSED DIVIDEND STRATEGY PORTFOLIO

Portfolio of Investments — July 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.1%
Aerospace/Defense — 10.0%
Lockheed Martin Corp.	1,610,898	$193,501,068
Northrop Grumman Corp.	2,209,442	203,401,230
Raytheon Co.	2,585,432	185,737,435
		582,639,733
Aerospace/Defense-Equipment — 2.8%
Exelis, Inc. (3)	10,946,568	161,790,275
Chemicals-Diversified — 3.3%
E.I. du Pont de Nemours & Co.	3,344,348	192,935,436
Coatings/Paint — 2.1%
Kronos Worldwide, Inc. (3)	7,479,707	123,714,354
Commercial Services-Finance — 7.3%
H&R Block, Inc.	6,851,218	215,333,782
Western Union Co.	11,736,396	210,785,672
		426,119,454
Computers — 8.1%
Dell, Inc.	15,403,170	195,158,164
Hewlett-Packard Co.	10,649,924	273,490,048
		468,648,212
Computers-Periphery Equipment — 3.3%
Lexmark International, Inc., Class A (3)	5,111,416	191,626,986
Electronic Components-Semiconductors — 2.8%
Intel Corp.	6,968,278	162,360,877
Enterprise Software/Service — 3.4%
CA, Inc.	6,525,948	194,081,694
Food-Misc./Diversified — 3.2%
Kraft Foods Group, Inc.	3,319,838	187,836,434
Medical-Drugs — 12.4%
Bristol-Myers Squibb Co.	4,497,215	194,459,577
Johnson & Johnson	2,074,533	193,968,835
Merck & Co., Inc.	3,290,445	158,500,736
Pfizer, Inc.	5,996,908	175,289,621
		722,218,769
Metal-Copper — 1.7%
Southern Copper Corp.	3,661,919	95,466,228
Oil Companies-Integrated — 3.0%
Chevron Corp.	1,369,323	172,384,073
Printing-Commercial — 4.2%
R.R. Donnelley & Sons Co. (3)	12,924,579	245,437,755
Publishing-Newspapers — 3.2%
Gannett Co., Inc.	7,115,482	183,294,816
Retail-Computer Equipment — 5.5%
GameStop Corp., Class A (3)	6,555,582	321,616,853
Retail-Office Supplies — 3.8%
Staples, Inc.	12,999,741	221,255,592
Retail-Restaurants — 2.9%
McDonald’s Corp.	1,710,443	167,760,249
Telephone-Integrated — 5.5%
AT&T, Inc.	4,321,426	152,416,695
Verizon Communications, Inc.	3,399,496	168,207,062
		320,623,757
Tobacco — 8.6%
Altria Group, Inc.	4,604,434	161,431,456
Lorillard, Inc.	3,861,775	164,241,291
Reynolds American, Inc.	3,501,916	173,099,708
		498,772,455
Total Long-Term Investment Securities (cost $4,436,832,810)		5,640,584,002
SHORT-TERM INVESTMENT SECURITIES — 2.0%
U.S. Government Agencies — 0.7%
Federal Home Loan Bank Disc. Notes zero coupon due 08/01/2013	$40,000,000	40,000,000
U.S. Government Treasuries — 1.3%
United States Treasury Bills
0.01% due 08/15/2013	39,000,000	38,999,864
0.02% due 08/29/2013	40,000,000	39,999,300
		78,999,164
Total Short-Term Investment Securities (cost $118,999,164)		118,999,164
REPURCHASE AGREEMENT — 0.2%
State Street Bank and Trust Co.
Joint Repurchase Agreement(1)
(cost $9,950,000)	9,950,000	9,950,000
TOTAL INVESTMENTS (cost $4,565,781,974) (2)	99.3%	5,769,533,166
Other assets less liabilities	0.7	41,446,053
NET ASSETS	100.0%	$5,810,979,219

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	See Note 3.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$582,639,733	$—	$—	$582,639,733
Commercial Services-Finance	426,119,454	—	—	426,119,454
Computers	468,648,212	—	—	468,648,212
Medical-Drugs	722,218,769	—	—	722,218,769
Retail-Computer Equipment	321,616,853	—	—	321,616,853
Telephone-Integrated	320,623,757	—	—	320,623,757
Tobacco	498,772,455	—	—	498,772,455
Other Industries*	2,299,944,769	—	—	2,299,944,769
Short-Term Investment Securities:
U.S. Government Agencies	—	40,000,000	—	40,000,000
U.S. Government Treasuries	—	78,999,164	—	78,999,164
Repurchase Agreement	—	9,950,000	—	9,950,000
Total	$5,640,584,002	$128,949,164	$—	$5,769,533,166

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SUNAMERICA STRATEGIC VALUE PORTFOLIO

Portfolio of Investments — July 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 98.8%
Aerospace/Defense — 3.1%
General Dynamics Corp.	53,104	$4,531,895
Northrop Grumman Corp.	16,844	1,550,659
Raytheon Co.	15,171	1,089,885
		7,172,439
Agricultural Chemicals — 0.7%
CF Industries Holdings, Inc.	8,224	1,611,986
Auto/Truck Parts & Equipment-Original — 1.1%
Dana Holding Corp.	116,179	2,538,511
Banks-Super Regional — 2.4%
Wells Fargo & Co.	126,748	5,513,538
Cable/Satellite TV — 1.3%
Comcast Corp., Class A	64,147	2,891,747
Chemicals-Diversified — 1.1%
Huntsman Corp.	46,617	840,038
LyondellBasell Industries NV, Class A	24,187	1,661,889
		2,501,927
Commercial Services-Finance — 0.6%
H&R Block, Inc.	44,764	1,406,933
Computers — 1.2%
Dell, Inc.	68,049	862,181
Hewlett-Packard Co.	72,742	1,868,014
		2,730,195
Containers-Metal/Glass — 0.9%
Owens-Illinois, Inc.†	72,292	2,150,687
Cosmetics & Toiletries — 2.9%
Procter & Gamble Co.	80,855	6,492,656
Diversified Banking Institutions — 5.4%
Bank of America Corp.	284,018	4,146,663
Citigroup, Inc.	66,521	3,468,405
JPMorgan Chase & Co.	84,653	4,717,711
		12,332,779
Diversified Financial Services — 1.2%
DFC Global Corp.†	174,586	2,704,337
Diversified Manufacturing Operations — 3.1%
3M Co.	21,887	2,570,190
A.O. Smith Corp.	21,281	879,331
General Electric Co.	150,962	3,678,944
		7,128,465
Electric Products-Misc. — 1.2%
Emerson Electric Co.	42,756	2,623,936
Electric-Generation — 1.2%
AES Corp.	210,628	2,620,212
Electric-Integrated — 1.1%
Ameren Corp.	28,438	1,018,365
Integrys Energy Group, Inc.	23,659	1,485,785
		2,504,150
Electronic Components-Semiconductors — 1.5%
Intel Corp.	92,395	2,152,804
NVIDIA Corp.	89,373	1,289,652
		3,442,456
Electronics-Military — 1.1%
L-3 Communications Holdings, Inc.	26,323	2,451,987
Engineering/R&D Services — 2.8%
EMCOR Group, Inc.	26,888	1,109,937
Jacobs Engineering Group, Inc.†	26,256	1,554,355
KBR, Inc.	26,324	823,415
McDermott International, Inc.†	70,041	605,855
URS Corp.	51,453	2,392,564
		6,486,126
Enterprise Software/Service — 1.1%
CA, Inc.	85,975	2,556,897
Finance-Other Services — 4.2%
CME Group, Inc.	91,423	6,763,474
NASDAQ OMX Group, Inc.	88,795	2,876,958
		9,640,432
Food-Misc./Diversified — 2.2%
Mondelez International, Inc., Class A	160,062	5,005,139
Footwear & Related Apparel — 0.5%
Iconix Brand Group, Inc.†	33,245	1,091,766
Gold Mining — 0.4%
Newmont Mining Corp.	29,062	871,860
Identification Systems — 0.6%
Brady Corp., Class A	41,390	1,377,045
Insurance Brokers — 1.2%
Marsh & McLennan Cos., Inc.	66,635	2,790,007
Insurance-Life/Health — 1.0%
Lincoln National Corp.	56,969	2,373,898
Insurance-Multi-line — 2.5%
Allstate Corp.	28,112	1,433,150
Hartford Financial Services Group, Inc.	87,040	2,686,054
XL Group PLC	47,907	1,501,885
		5,621,089
Insurance-Property/Casualty — 0.7%
Mercury General Corp.	7,388	326,550
Travelers Cos., Inc.	13,730	1,147,141
		1,473,691
Insurance-Reinsurance — 1.4%
PartnerRe, Ltd.	18,508	1,657,206
Platinum Underwriters Holdings, Ltd.	26,943	1,565,119
		3,222,325
Internet Security — 0.6%
Symantec Corp.	50,736	1,353,636
Investment Management/Advisor Services — 4.5%
Federated Investors, Inc., Class B	34,035	988,036
Franklin Resources, Inc.	81,840	4,000,339
Janus Capital Group, Inc.	154,909	1,451,498
Legg Mason, Inc.	109,946	3,781,043
		10,220,916
Medical Instruments — 1.4%
Medtronic, Inc.	37,764	2,086,083
St Jude Medical, Inc.	22,948	1,202,246
		3,288,329
Medical Products — 1.7%
CareFusion Corp.†	44,818	1,728,630
Covidien PLC	11,869	731,487
Zimmer Holdings, Inc.	17,217	1,437,275
		3,897,392

Medical-Drugs — 4.7%
Abbott Laboratories	107,058	3,921,534
Bristol-Myers Squibb Co.	92,416	3,996,068
Eli Lilly & Co.	53,416	2,836,924
Mallinckrodt PLC†	1,517	69,615
		10,824,141
Medical-HMO — 1.9%
Aetna, Inc.	7,972	511,563
UnitedHealth Group, Inc.	31,316	2,281,371
WellPoint, Inc.	17,432	1,491,482
		4,284,416
Metal-Copper — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	57,383	1,622,791
Southern Copper Corp.	36,171	942,978
		2,565,769
Multimedia — 4.2%
Thomson Reuters Corp.	42,103	1,432,765
Time Warner, Inc.	49,236	3,065,433
Twenty-First Century Fox, Inc.	79,669	2,380,510
Walt Disney Co.	41,928	2,710,645
		9,589,353
Networking Products — 2.3%
Cisco Systems, Inc.	204,975	5,237,111
Oil & Gas Drilling — 0.4%
Parker Drilling Co.†	159,665	969,167
Oil Companies-Exploration & Production — 4.6%
Apache Corp.	17,898	1,436,315
ConocoPhillips	139,955	9,077,481
		10,513,796
Oil Companies-Integrated — 4.8%
Chevron Corp.	76,449	9,624,165
Hess Corp.	19,162	1,426,802
		11,050,967
Oil Field Machinery & Equipment — 0.8%
National Oilwell Varco, Inc.	25,798	1,810,246
Oil Refining & Marketing — 0.2%
CVR Energy, Inc.	10,965	517,438
Oil-Field Services — 0.9%
Halliburton Co.	33,164	1,498,681
RPC, Inc.	40,639	581,951
		2,080,632
Paper & Related Products — 0.8%
Schweitzer-Mauduit International, Inc.	34,975	1,893,547
Physical Therapy/Rehabilitation Centers — 0.8%
HealthSouth Corp.†	54,986	1,790,344
Printing-Commercial — 1.8%
Deluxe Corp.	19,131	784,562
R.R. Donnelley & Sons Co.	86,733	1,647,060
Valassis Communications, Inc.	60,118	1,721,178
		4,152,800
Private Equity — 0.5%
American Capital, Ltd.†	89,933	1,228,485
Publishing-Newspapers — 0.1%
News Corp., Class A	17,641	281,021
Retail-Discount — 0.6%
Wal-Mart Stores, Inc.	18,340	1,429,420
Retail-Drug Store — 2.1%
CVS Caremark Corp.	76,813	4,723,231
Retail-Office Supplies — 0.6%
Staples, Inc.	76,728	1,305,911
Retail-Regional Department Stores — 1.2%
Macy’s, Inc.	54,281	2,623,944
Steel-Producers — 0.7%
Reliance Steel & Aluminum Co.	23,297	1,635,449
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	43,381	658,957
Telecommunication Equipment — 0.9%
Harris Corp.	36,302	2,071,755
Telephone-Integrated — 1.4%
AT&T, Inc.	87,646	3,091,274
Television — 1.1%
CBS Corp., Class B	45,789	2,419,491
Tobacco — 1.4%
Altria Group, Inc.	91,678	3,214,231
Tools-Hand Held — 0.6%
Snap-on, Inc.	13,306	1,262,074
Transport-Marine — 0.1%
Knightsbridge Tankers, Ltd.	16,122	123,495
Total Long-Term Investment Securities (cost $200,184,853)		225,437,954
REPURCHASE AGREEMENT — 1.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $3,079,000)	$3,079,000	3,079,000
TOTAL INVESTMENTS (cost $203,263,853) (2)	100.1%	228,516,954
Liabilities in excess of other assets	(0.1)	(261,771)
NET ASSETS	100.0%	$228,255,183

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$12,332,779	$—	$—	$12,332,779
Other Industries*	213,105,175	—	—	213,105,175
Repurchase Agreement	—	3,079,000	—	3,079,000
Total	$225,437,954	$3,079,000	$—	$228,516,954

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security,  developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of July 31, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the SunAmerica Series, Inc.’s (the “Fund”) fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreement

As of July 31, 2013, the following Portfolios held an undivided Interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
Focused Large-Cap Growth	5.30%	$9,410,000
Focused Dividend Strategy	5.61	9,950,000
SunAmerica Strategic Value	1.74	3,079,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated July 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $177,424,000, a repurchase price of $177,424,049 and a maturity date of August 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.63%	05/31/2017	$15,020,000	$14,805,650
U.S. Treasury Notes	0.88%	02/28/2017	165,840,000	166,171,182

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various funds advised by SunAmerica Asset Management Corp. (“SunAmerica Funds”) and other affiliated securities as defined by section 2(a)(3) of the Investment Company Act of 1940. For the nine months ended July 31, 2013, transactions in these securities were as follows:

Focused Multi-Asset Strategy

		Capital Gain					Change in
		Distribution	Market Value	Cost of	Proceeds from	Realized	Unrealized	Market Value
Security	Income	Received	at 10/31/2012	Purchases†	Sales	Gain/(Loss)	Gain/(Loss)	at 07/31/2013
SunAmerica Equity Funds
SunAmerica International Dividend Strategy Fund, Class A	$553,118	$—	$18,499,077	$4,405,194	$4,952,186	$(605,522)	$595,195	$17,941,758
SunAmerica Japan Fund, Class A	437,150	—	18,359,442	1,578,111	6,426,692	389,690	3,119,229	17,019,780
SunAmerica Value Fund, Class A	158,535	—	19,425,044	338,632	5,310,669	735,559	2,536,249	17,724,815
SunAmerica Income Funds
SunAmerica Strategic Bond Fund, Class A	537,230	—	19,091,522	3,827,984	4,952,186	205,231	(869,517)	17,303,034
SunAmerica U.S. Government Securities Fund, Class A	268,752	222,057	18,160,340	5,106,465	4,952,186	178,076	(1,462,149)	17,030,546
SunAmerica Series, Inc.,
Focused Dividend Strategy Portfolio, Class A	425,922	236,321	19,556,573	683,605	6,763,674	1,220,475	3,341,896	18,038,875
Focused Large-Cap Growth Portfolio, Class A	—	—	40,566,054	24,484	9,967,790	1,363,452	3,738,210	35,724,410
Focused Small-Cap Growth Portfolio, Class A #	—	305,995	37,812,938	330,479	40,275,825	209,454	1,922,954	—
Focused Small-Cap Value Portfolio, Class A @	337,225	—	37,614,992	361,710	40,676,972	2,691,292	8,978	—
SunAmerica Strategic Value Portfolio, Class A	257,491	—	19,868,140	32,976,826	42,144,365	4,687,300	2,867,910	18,255,811
SunAmerica Specialty Series
SunAmerica Alternative Strategies Fund, Class A	—	—	36,969,318	6,425,661	6,002,777	(1,555,344)	(1,238,660)	34,598,198
SunAmerica Focused Alpha Growth Fund, Class A	—	2,040,598	18,572,849	35,473,262	41,612,020	2,365,348	2,962,722	17,762,161
SunAmerica Focused Alpha Large-Cap Fund, Class A	—	1,819,267	41,668,941	1,843,751	14,176,057	1,059,010	5,104,949	35,500,594
SunAmerica Global Trends Fund, Class A	—	—	38,327,459	215,621	22,720,945	(777,553)	2,199,589	17,244,171
SunAmerica Income Explorer Fund, Class A	36,222	—	—	17,495,438	256,861	3,111	206,392	17,448,080
	$3,011,645	$4,624,238	$384,492,689	$111,087,223	$251,191,205	$12,169,579	$25,033,947	$281,592,233

† Includes reinvestment of distributions paid.

# Effective July 22, 2013, all of the assets and liabilities of the Focused Small-Cap Growth Portfolio, a series of the Fund, were transferred in a tax-free exchange to the SunAmerica Focused Alpha Growth Fund, a series of SunAmerica Specialty Series, in exchange for shares of the SunAmerica Focused Alpha Growth Fund.

@ Effective July 22, 2013, all of the assets and liabilities of the Focused Small-Cap Value Portfolio, a series of the Fund, were transferred in a tax-free exchange to the SunAmerica Strategic Value Portfolio, a series of the Fund, in exchange for shares of the SunAmerica Strategic Value Portfolio.

Focused Balanced Strategy

		Capital Gain					Change in
		Distribution	Market Value	Cost of	Proceeds from	Realized	Unrealized	Market Value
Security	Income	Received	at 10/31/2012	Purchases†	Sales	Gain/(Loss)	Gain/(Loss)	at 07/31/2013
SunAmerica Equity Funds
SunAmerica International Dividend Strategy Fund, Class A	$151,903	$—	$—	$12,065,309	$446,420	$(29,686)	$(754,839)	$10,834,364
SunAmerica Japan Fund, Class A	—	—	—	3,570,842	131,285	365	(13,236)	3,426,686
SunAmerica Value Fund, Class A	117,685	—	14,046,150	3,509,086	6,065,086	864,473	1,916,823	14,271,446
SunAmerica Income Funds
SunAmerica GNMA Fund, Class A	296,182	88,199	28,943,119	1,395,373	20,800,037	(787,185)	(175,642)	8,575,628
SunAmerica Strategic Bond Fund, Class A	396,075	—	6,857,018	13,120,689	1,897,667	75,330	(735,842)	17,419,528
SunAmerica U.S. Government Securities Fund, Class A	237,800	103,775	8,404,582	15,402,941	2,028,952	86,294	(1,287,734)	20,577,131
SunAmerica Series, Inc.,
Focused Dividend Strategy Portfolio, Class A	425,767	238,383	19,086,438	864,932	6,331,295	2,926,155	1,608,214	18,154,444
Focused Large-Cap Growth Portfolio, Class A	—	—	14,252,827	3,376,026	3,532,743	1,020,527	1,062,091	16,178,728
Focused Small-Cap Growth Portfolio, Class A #	—	76,455	7,913,250	1,672,524	10,002,064	(53,146)	469,436	—
Focused Small-Cap Value Portfolio, Class A @	27,881	—	3,406,936	6,239,055	9,983,296	(132,310)	469,615	—
SunAmerica Strategic Value Portfolio, Class A	168,734	—	12,353,991	8,473,909	11,444,458	2,530,961	913,421	12,827,824
SunAmerica Specialty Series
SunAmerica Alternative Strategies Fund, Class A	—	—	9,572,176	204,714	6,726,264	(1,285,911)	847,477	2,612,192
SunAmerica Focused Alpha Growth Fund, Class A	—	1,506,697	13,344,780	9,741,521	12,311,655	1,567,108	214,976	12,556,730
SunAmerica Focused Alpha Large-Cap Fund, Class A	—	712,477	16,302,892	905,110	3,782,676	545,684	2,107,253	16,078,263
SunAmerica Global Trends Fund, Class A	—	—	22,647,991	229,343	17,557,935	(137,315)	913,251	6,095,335
	$1,822,027	$2,725,986	$177,132,150	$80,771,374	$113,041,833	$7,191,344	$7,555,264	$159,608,299

† Includes reinvestment of distributions paid.

# Effective July 22, 2013, all of the assets and liabilities of the Focused Small-Cap Growth Portfolio, a series of the Fund, were transferred in a tax-free exchange to the SunAmerica Focused Alpha Growth Fund, a series of SunAmerica Specialty Series, in exchange for shares of the SunAmerica Focused Alpha Growth Fund.

@ Effective July 22, 2013, all of the assets and liabilities of the Focused Small-Cap Value Portfolio, a series of the Fund, were transferred in a tax-free exchange to the SunAmerica Strategic Value Portfolio, a series of the Fund, in exchange for shares of the SunAmerica Strategic Value Portfolio.

Focused Dividend Strategy

		Capital Gain	Market				Change in	Market
		Distributions	Value	Cost of	Proceeds	Realized	Unrealized	Value
Security	Income	Received	at 10/31/2012	Purchases	from Sales	Gain/(Loss)	Gain/(Loss)	at 07/31/2013
Exelis, Inc.	$2,115,588	$—	$—	$124,012,860	$—	$—	$37,777,415	$161,790,275
GameStop Corp., Class A	3,732,324	—	—	185,270,791	—	—	136,346,062	321,616,853
Kronos Worldwide, Inc.	2,551,635	—	—	119,650,101	—	—	4,064,253	123,714,354
Lexmark International, Inc., Class A	3,683,787	—	—	125,165,155	—	—	66,461,831	191,626,986
R.R. Donnelley & Sons Co.	7,792,121	—	80,132,114	51,679,605	—	—	113,626,036	245,437,755
	$19,875,455	$—	$80,132,114	$605,778,512	$—	$—	$358,275,597	$1,044,186,223

Note 4. Federal Income Taxes

As of July 31, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Focused	Focused	Focused
	Multi-Asset Strategy	Balanced Strategy	Large-Cap Growth
	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$341,159,221	$163,914,988	$259,493,653
Appreciation	28,487,954	19,166,658	28,813,773
Depreciation	(16,735,070)	(5,697,771)	(7,764,804)
Net unrealized appreciation (depreciation)	$11,752,884	$13,468,887	$21,048,969

	Focused	SunAmerica Strategic
	Dividend Strategy	Value
	Portfolio	Portfolio
Cost (tax basis)	$4,568,525,094	$204,246,781
Appreciation	1,222,534,650	28,224,046
Depreciation	(21,526,578)	(3,953,873)
Net unrealized appreciation (depreciation)	$1,201,008,072	$24,270,173

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-
3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 26, 2013

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 26, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: September 26, 2013